Non-current receivables - Narrative (Details) - forward_cap_contract	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Shareholder loan receivable interest rate	8.00%
Number of derivative instruments held		2
Shareholder loan maturity classification	5 years